Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

March 31, 2020

VIPMID-QTLY-0520
1.799869.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 6.9%
Entertainment - 5.2%
Activision Blizzard, Inc.	2,371,600	$141,062,766
Electronic Arts, Inc. (a)	1,134,090	113,601,795
		254,664,561
Interactive Media & Services - 0.3%
Match Group, Inc. (a)(b)	234,000	15,453,360
Media - 1.4%
Interpublic Group of Companies, Inc.	2,388,685	38,672,810
The New York Times Co. Class A (b)	961,500	29,527,665
		68,200,475

TOTAL COMMUNICATION SERVICES		338,318,396

CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	639,900	12,778,803
Churchill Downs, Inc.	391,500	40,304,925
Dine Brands Global, Inc. (b)	543,698	15,593,259
Eldorado Resorts, Inc. (a)	293,039	4,219,762
Hilton Grand Vacations, Inc. (a)	768,500	12,119,245
Jubilant Foodworks Ltd.	150,140	2,932,237
Noodles & Co. (a)(b)(c)	2,238,512	10,543,392
Penn National Gaming, Inc. (a)	452,900	5,729,185
Planet Fitness, Inc. (a)	506,400	24,661,680
Texas Roadhouse, Inc. Class A	242,000	9,994,600
Vail Resorts, Inc.	123,700	18,271,727
		157,148,815
Household Durables - 0.3%
KB Home	370,800	6,711,480
NVR, Inc. (a)	2,390	6,140,173
		12,851,653
Internet & Direct Marketing Retail - 0.7%
Naspers Ltd. Class N	30,800	4,377,124
Prosus NV (a)	30,800	2,156,642
The Booking Holdings, Inc. (a)	19,800	26,637,336
		33,171,102
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	611,700	44,941,599
Specialty Retail - 0.7%
Five Below, Inc. (a)	282,700	19,896,426
Williams-Sonoma, Inc.	317,600	13,504,352
		33,400,778
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	626,325	83,927,550
PVH Corp.	519,300	19,546,452
		103,474,002

TOTAL CONSUMER DISCRETIONARY		384,987,949

CONSUMER STAPLES - 6.3%
Beverages - 0.6%
C&C Group PLC (United Kingdom)	7,982,445	19,438,088
Monster Beverage Corp. (a)	203,300	11,437,658
		30,875,746
Food & Staples Retailing - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	941,900	23,990,193
Performance Food Group Co. (a)	1,252,396	30,959,229
U.S. Foods Holding Corp. (a)	1,684,100	29,825,411
		84,774,833
Food Products - 2.7%
Conagra Brands, Inc.	1,056,700	31,003,578
Nomad Foods Ltd. (a)	3,496,400	64,893,184
Post Holdings, Inc. (a)	169,100	14,030,227
TreeHouse Foods, Inc. (a)	504,800	22,286,920
		132,213,909
Household Products - 1.3%
Essity AB Class B	1,118,800	34,272,853
Spectrum Brands Holdings, Inc.	732,100	26,626,477
		60,899,330

TOTAL CONSUMER STAPLES		308,763,818

ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	394,081	4,137,851
Helmerich & Payne, Inc.	268,400	4,200,460
		8,338,311
Oil, Gas & Consumable Fuels - 1.1%
Cabot Oil & Gas Corp.	484,600	8,330,274
Cheniere Energy, Inc. (a)	391,100	13,101,850
Cimarex Energy Co.	218,200	3,672,306
Devon Energy Corp.	1,077,100	7,442,761
Noble Energy, Inc.	1,004,234	6,065,573
Par Pacific Holdings, Inc. (a)	418,943	2,974,495
World Fuel Services Corp.	547,600	13,788,568
		55,375,827

TOTAL ENERGY		63,714,138

FINANCIALS - 12.1%
Banks - 5.2%
BankUnited, Inc.	470,961	8,806,971
Boston Private Financial Holdings, Inc.	2,334,816	16,693,934
CIT Group, Inc.	596,300	10,292,138
CVB Financial Corp.	1,444,262	28,957,453
East West Bancorp, Inc.	377,200	9,709,128
First Horizon National Corp.	3,400,000	27,404,000
Great Western Bancorp, Inc.	416,030	8,520,294
Huntington Bancshares, Inc.	2,768,616	22,730,337
KeyCorp	856,200	8,878,794
M&T Bank Corp.	276,900	28,639,767
Signature Bank	339,400	27,284,366
UMB Financial Corp.	261,200	12,114,456
Union Bankshares Corp.	649,900	14,232,810
Valley National Bancorp	1,583,100	11,572,461
Wintrust Financial Corp.	477,900	15,703,794
		251,540,703
Capital Markets - 2.2%
Ameriprise Financial, Inc.	216,013	22,137,012
Cboe Global Markets, Inc.	100,600	8,978,550
Moody's Corp.	138,800	29,356,200
Raymond James Financial, Inc.	492,695	31,138,324
TMX Group Ltd.	187,900	13,988,690
		105,598,776
Consumer Finance - 0.6%
Capital One Financial Corp.	241,400	12,171,388
OneMain Holdings, Inc.	157,400	3,009,488
Synchrony Financial	974,400	15,678,096
		30,858,972
Insurance - 3.5%
Assurant, Inc.	68,400	7,119,756
Bajaj Finserv Ltd.	84,908	5,174,065
Chubb Ltd.	229,839	25,670,718
Hiscox Ltd.	1,447,717	16,486,697
Old Republic International Corp.	2,045,200	31,189,300
Primerica, Inc.	595,520	52,691,610
Principal Financial Group, Inc.	754,700	23,652,298
Reinsurance Group of America, Inc.	104,724	8,811,477
		170,795,921
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd.	696,970	18,358,190
Housing Development Finance Corp. Ltd.	515,852	11,181,369
		29,539,559

TOTAL FINANCIALS		588,333,931

HEALTH CARE - 12.2%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	352,500	31,650,975
Argenx SE ADR (a)	35,945	4,735,035
FibroGen, Inc. (a)	437,800	15,213,550
Sarepta Therapeutics, Inc. (a)	197,300	19,299,886
		70,899,446
Health Care Equipment & Supplies - 6.4%
Boston Scientific Corp. (a)	1,213,203	39,586,814
Dentsply Sirona, Inc.	123,900	4,811,037
Envista Holdings Corp. (a)	403,300	6,025,302
Haemonetics Corp. (a)	118,800	11,839,608
Hill-Rom Holdings, Inc.	218,511	21,982,207
Hologic, Inc. (a)	1,148,624	40,316,702
Medtronic PLC	318,100	28,686,258
ResMed, Inc.	153,348	22,586,627
STERIS PLC	309,400	43,306,718
The Cooper Companies, Inc.	114,783	31,642,230
Zimmer Biomet Holdings, Inc.	618,300	62,497,764
		313,281,267
Health Care Providers & Services - 3.5%
Centene Corp. (a)	965,376	57,352,988
Cigna Corp.	92,400	16,371,432
HealthEquity, Inc. (a)	278,000	14,064,020
Molina Healthcare, Inc. (a)	364,700	50,952,237
Universal Health Services, Inc. Class B	317,700	31,477,716
		170,218,393
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)(b)	53,299	3,321,594
Thermo Fisher Scientific, Inc.	127,263	36,091,787
		39,413,381

TOTAL HEALTH CARE		593,812,487

INDUSTRIALS - 13.4%
Air Freight & Logistics - 0.6%
XPO Logistics, Inc. (a)(b)	592,981	28,907,824
Airlines - 0.2%
Allegiant Travel Co.	59,227	4,844,769
Copa Holdings SA Class A	85,200	3,858,708
Spirit Airlines, Inc. (a)	228,013	2,939,088
		11,642,565
Building Products - 0.8%
Trane Technologies PLC	485,045	40,059,867
Commercial Services & Supplies - 1.2%
Knoll, Inc.	1,191,706	12,298,406
Stericycle, Inc. (a)(b)	920,592	44,722,359
		57,020,765
Construction & Engineering - 1.4%
Dycom Industries, Inc. (a)	829,100	21,266,415
Fluor Corp.	823,600	5,691,076
Jacobs Engineering Group, Inc.	498,655	39,528,382
		66,485,873
Electrical Equipment - 4.0%
AMETEK, Inc.	542,600	39,078,052
Generac Holdings, Inc. (a)	640,800	59,703,336
Hubbell, Inc. Class B	442,100	50,726,554
Regal Beloit Corp.	312,315	19,660,229
Sunrun, Inc. (a)(b)	2,541,583	25,669,988
		194,838,159
Industrial Conglomerates - 0.4%
Smiths Group PLC	1,347,170	20,311,529
Machinery - 3.7%
Allison Transmission Holdings, Inc.	607,800	19,820,358
Fortive Corp.	230,300	12,710,257
Gardner Denver Holdings, Inc. (a)	1,300,103	32,242,554
IDEX Corp.	74,700	10,316,817
ITT, Inc.	1,391,400	63,113,904
Rexnord Corp.	1,956,234	44,347,825
		182,551,715
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	611,700	20,063,760
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	1,172,493	33,333,976

TOTAL INDUSTRIALS		655,216,033

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 0.7%
Digi International, Inc. (a)	590,100	5,629,554
Ericsson (B Shares)	3,676,400	29,760,321
		35,389,875
Electronic Equipment & Components - 3.1%
CDW Corp.	402,301	37,522,614
Keysight Technologies, Inc. (a)	27,953	2,339,107
Samsung SDI Co. Ltd.	180,110	35,530,046
TE Connectivity Ltd.	354,266	22,311,673
Trimble, Inc. (a)	326,000	10,376,580
Zebra Technologies Corp. Class A (a)	222,500	40,851,000
		148,931,020
IT Services - 10.4%
Akamai Technologies, Inc. (a)	1,005,900	92,029,791
Black Knight, Inc. (a)	591,500	34,342,490
EPAM Systems, Inc. (a)	185,900	34,514,194
Euronet Worldwide, Inc. (a)	530,677	45,489,632
FleetCor Technologies, Inc. (a)	148,802	27,757,525
Genpact Ltd.	1,805,788	52,729,010
Global Payments, Inc.	190,302	27,447,257
GoDaddy, Inc. (a)	823,600	47,035,796
Indra Sistemas SA (a)	1,704,100	13,876,302
KBR, Inc.	1,935,800	40,032,344
Leidos Holdings, Inc.	72,300	6,626,295
PayPal Holdings, Inc. (a)	189,700	18,161,878
Tech Mahindra Ltd.	1,702,400	12,777,660
Verra Mobility Corp. (a)	1,627,000	11,616,780
Visa, Inc. Class A	279,300	45,000,816
		509,437,770
Semiconductors & Semiconductor Equipment - 4.2%
Marvell Technology Group Ltd.	1,908,900	43,198,407
MKS Instruments, Inc.	381,400	31,065,030
NXP Semiconductors NV	435,200	36,091,136
Qualcomm, Inc.	718,800	48,626,820
Semtech Corp. (a)	154,251	5,784,413
SolarEdge Technologies, Inc. (a)	459,000	37,582,920
		202,348,726
Software - 0.6%
Adobe, Inc. (a)	86,600	27,559,584

TOTAL INFORMATION TECHNOLOGY		923,666,975

MATERIALS - 6.8%
Chemicals - 2.1%
Albemarle Corp. U.S. (b)	90,158	5,082,206
Element Solutions, Inc. (a)	2,938,600	24,566,696
Innospec, Inc.	125,009	8,686,875
LG Chemical Ltd.	91,108	22,792,880
Livent Corp. (a)	1,583,600	8,313,900
Orion Engineered Carbons SA	1,332,070	9,937,242
The Chemours Co. LLC	1,801,100	15,975,757
The Mosaic Co.	772,600	8,359,532
		103,715,088
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	95,000	17,976,850
Containers & Packaging - 2.3%
Aptargroup, Inc.	165,230	16,446,994
Avery Dennison Corp.	396,500	40,391,455
Crown Holdings, Inc. (a)	933,400	54,174,536
		111,012,985
Metals & Mining - 2.0%
B2Gold Corp.	4,312,000	13,052,739
Barrick Gold Corp.	3,337,084	61,135,379
Compass Minerals International, Inc.	116,600	4,485,602
Pan American Silver Corp. rights (a)	686,100	233,274
Torex Gold Resources, Inc. (a)	2,062,300	19,973,814
		98,880,808

TOTAL MATERIALS		331,585,731

REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 7.9%
Alexandria Real Estate Equities, Inc.	221,000	30,290,260
American Homes 4 Rent Class A	932,800	21,640,960
Corporate Office Properties Trust (SBI)	1,046,500	23,159,045
CyrusOne, Inc.	226,500	13,986,375
Digital Realty Trust, Inc.	260,000	36,116,600
Douglas Emmett, Inc.	531,200	16,206,912
Duke Realty Corp.	520,900	16,866,742
Federal Realty Investment Trust (SBI)	129,800	9,684,378
Healthcare Trust of America, Inc.	883,400	21,448,952
Hibernia (REIT) PLC	6,111,565	7,050,433
Highwoods Properties, Inc. (SBI)	1,206,900	42,748,398
Invitation Homes, Inc.	1,036,100	22,141,457
Mid-America Apartment Communities, Inc.	122,000	12,569,660
National Retail Properties, Inc.	927,100	29,843,349
Outfront Media, Inc.	864,100	11,648,068
Realty Income Corp.	505,300	25,194,258
Safestore Holdings PLC	4,115,659	32,545,031
Store Capital Corp.	505,391	9,157,685
Urban Edge Properties	445,400	3,923,974
		386,222,537
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	367,423	13,855,521
Wing Tai Holdings Ltd.	3,999,300	4,361,287
		18,216,808

TOTAL REAL ESTATE		404,439,345

UTILITIES - 4.8%
Independent Power and Renewable Electricity Producers - 4.8%
Clearway Energy, Inc. Class C	2,829,000	53,185,200
NextEra Energy Partners LP	1,062,500	45,687,500
The AES Corp.	7,279,700	99,003,920
Vistra Energy Corp.	2,260,106	36,071,292
		233,947,912
TOTAL COMMON STOCKS
(Cost $4,989,976,935)		4,826,786,715

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.29% (d)	28,103,731	28,112,163
Fidelity Securities Lending Cash Central Fund 0.28% (d)(e)	53,988,666	53,999,464
TOTAL MONEY MARKET FUNDS
(Cost $82,106,354)		82,111,627
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $5,072,083,289)		4,908,898,342
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(31,762,104)
NET ASSETS - 100%		$4,877,136,238

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$212,633
Fidelity Securities Lending Cash Central Fund	119,391
Total	$332,024

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Noodles & Co.	$--	$15,567,476	$--	$--	$--	$(5,024,084)	$10,543,392
Total	$--	$15,567,476	$--	$--	$--	$(5,024,084)	$10,543,392

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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